Leases - Lease liabilities maturity analysis (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 2,340	£ 1,272
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	425	175
Within 2 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	1,653	700
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 262	£ 397